Land Use Right, Net (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Right [Abstract]
Summary of Land Use Right	The balance of land use right consisted of the following:
	As of December 31,
	2020	2021
	RMB	RMB
Land use right	13,655	—
Less: Accumulated amortization	(91)	—
Land use right, net	13,564	—